Description of Business and Basis of Presentation (Details) - USD ($)		Jan. 26, 2024	Nov. 08, 2023	Sep. 20, 2023	Jul. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2022	Jan. 31, 2018	Nov. 30, 2017
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars)								$ 50,000
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.0000375	$ 0.0000375
Purchase of shares adjusted to shares split (in Shares)			3
Ordinary share dividend (in Shares)			8
Initial public offering (in Dollars)		$ 1,400,000
Public offering price of per share (in Dollars per share)		$ 5
Gross proceeds (in Dollars)		$ 7,000,000
Sun Choice [Member]
Organization and Principal Activities [Line Items]
Ownership of transferred shares						100.00%
Maximum [Member]
Organization and Principal Activities [Line Items]
Own shares				60.30%					83.00%
Allotted and issued to the controlling shares (in Shares)					10,124,999
Maximum [Member] | Sun Choice [Member]
Organization and Principal Activities [Line Items]
Own shares										91.50%
Minimum [Member]
Organization and Principal Activities [Line Items]
Own shares				10.00%
Allotted and issued to the controlling shares (in Shares)					1,125,000
Minimum [Member] | Sun Choice [Member]
Organization and Principal Activities [Line Items]
Own shares									17.00%	8.50%
Cayman Islands [Member]
Organization and Principal Activities [Line Items]
Authorized shares (in Shares)								500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001		$ 0.0001
IPO [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0000375
Purchase of shares adjusted to shares split (in Shares)				1,485,000

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).